PROPERTY, PLANT AND EQUIPMENT - Other disclosures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment pledged as collateral	R$ 19,488,481	R$ 20,903,151
Capitalized interest	R$ 18,624	R$ 10,636
Average monthly rate of interest capitalization	12.04%	9.06%